Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	May 15, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid to our principal executive officer (PEO) and the other named executive officers (NEOs) and certain financial performance metrics of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the compensation committee aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO (Anthony M. Jabbour)($)(1)	Compensation Actually Paid to PEO (Anthony M. Jabbour) ($)(2)	Summary Compensation Table Total for PEO (Joseph M. Nackashi) ($)(1)	Compensation Actually Paid to PEO (Joseph M. Nackashi) ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)	Net Earnings (millions) ($)(7)	Adjusted EBITDA (millions) ($)(8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)

2022	50,175,251	41,105,699	8,345,320	3,939,020	2,139,628	788,187	95.77	118.60	450.0	735.3

2021	11,562,556	29,613,520	N/A	N/A	2,700,239	5,940,561	128.55	183.47	179.9	724.2

2020	16,061,435	15,548,514	N/A	N/A	4,168,623	4,473,999	137.02	145.15	245.8	609.9

(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Jabbour, our PEO, for each corresponding year in the “Total” column of the Summary Compensation Table. In May 2022, Mr. Jabbour transitioned from Chairman and CEO to Executive Chairman and Mr. Nackashi transitioned from President to CEO. The dollar amounts reported in column (d) are the amounts of total compensation reported for Mr. Nackashi, our PEO in 2022, in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Summary Compensation Table.” For Mr. Jabbour, the 2022 amount includes the Discretionary Bonus of $40 million. The Discretionary Bonus is contingent upon the successful closing of the ICE Merger. Mr. Jabbour will only receive the benefit of the Discretionary Bonus if our shareholders benefit from the closing of the ICE Merger. We have entered into a letter agreement with Mr. Jabbour that provides that (i) the after-tax proceeds of the Discretionary Bonus be placed into an escrow account, and (ii) if Mr. Jabbour is terminated by the Company for cause or Mr. Jabbour resigns his employment without good reason, in each case prior to consummation of the ICE Merger, or if the Merger Agreement is terminated without the consummation of the ICE Merger, Mr. Jabbour will be required to pay liquidated damages to Black Knight equal to the value of the after-tax proceeds of the Discretionary Bonus (plus any tax refund he receives in respect of such payment).

(2)	The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” to Mr. Jabbour and Mr. Nackashi (for fiscal year 2022), respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Jabbour and Nackashi during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Messrs. Jabbour and Nackashi’s total compensation for each year to determine the compensation actually paid:

	Reported Summary
	Compensation Table	Reported		Compensation Actually
	Total for PEO (Anthony	Value of Equity	Equity Award	Paid to PEO (Anthony
Year	M. Jabbour) ($)	Awards(a) ($)	Adjustments(b) ($)	M. Jabbour) ($)
2022	50,175,251	(7,500,015)	(1,569,537)	41,105,699

2021	11,562,556	(7,500,060)	25,551,024	29,613,520

2020	16,061,435	(13,129,954)	12,617,033	15,548,514

Reported Summary
	Compensation Table	Reported		Compensation Actually
	Total for PEO (Joseph	Value of Equity	Equity Award	Paid to PEO (Joseph M.
Year	M. Nackashi) ($)	Awards(a) ($)	Adjustments(b) ($)	Nackashi) ($)
2022	8,345,320	(6,000,097)	1,593,797	3,939,020

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following, as applicable: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The equity award adjustments related to the Optimal Blue profits interests awards are based on a redemption value as determined using the fair value method of accounting under GAAP. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year End Fair Value
	of Outstanding	Year over Year	Fair Value as of	Year over Year
	and Unvested	Change in	Vesting Date of	Change in Fair Value	Total Equity
	Equity Awards	Fair Value of	Equity Awards	of Equity Awards	Award
	Granted in Year for	Outstanding and	Granted and	Granted in Prior	Adjustments for
	PEO (Anthony M.	Unvested Equity	Vested in the	Years that Vested in	PEO (Anthony
Year	Jabbour) ($)	Awards ($)	Year ($)	the Year ($)	M. Jabbour) ($)

2022	5,399,605	(5,232,137)	2,548,993	(4,285,998)	(1,569,537)

2021	8,180,000	18,532,587	–	(1,161,563)	25,551,024

2020	8,906,564	3,550,949	–	159,520	12,617,033

Year End Fair Value
	of Outstanding and	Year over Year	Year over Year Change
	Unvested Equity	Change in Fair Value	in Fair Value of Equity
	Awards Granted in Year	of Outstanding and	Awards Granted in	Total Equity Award
	for PEO (Joseph M.	Unvested Equity	Prior Years that Vested	Adjustments for PEO
Year	Nackashi) ($)	Awards ($)	in the Year ($)	(Joseph M. Nackashi) ($)

2022	5,988,021	(3,154,544)	(1,239,680)	1,593,797

(3)	The dollar amounts reported in column (f) represent the average of the amounts reported for our NEOs other than our PEO as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows:

Year	Non-PEO NEOs

2022	Messrs. Larsen and Gravelle and Ms. Meyers

2021	Messrs. Nackashi, Larsen and Gravelle and Mses. Meyers and Leonard

2020	Messrs. Nackashi, Larsen and Gravelle and Ms. Leonard

(4)	The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to all NEOs other than our PEO as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to all NEOs other than our PEO as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for all NEOs other than our PEO as a group for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

	Average Reported			Average
	Summary Compensation	Average Reported		Compensation
	Table Total for Non-PEO	Value of Equity	Average Equity Award	Actually Paid to
Year	NEOs ($)	Awards ($)	Adjustments ($)(a)	Non-PEO NEOs ($)

2022	2,139,628	(1,541,700)	190,259	788,187

2021	2,700,239	(1,670,039)	4,910,361	5,940,561

2020	4,168,623	(3,107,273)	3,412,649	4,473,999

(a)	The amounts deducted or added in calculating the total average equity award adjustments for all NEOs other than our PEO are as follows:

	Average Year End			Average Fair
	Fair Value of		Year over Year	Value at the End
	Outstanding and	Year over Year	Average Change	of the Prior Year
	Unvested	Average Change	in Fair Value of	of Equity Awards
	Equity Awards	in Fair Value of	Equity Awards	that Failed to
	Granted in Year	Outstanding and	Granted in Prior	Meet Vesting	Total Average
	for Non-PEO	Unvested Equity	Years that Vested	Conditions in the	Equity Award
Year	NEOs ($)	Awards ($)	in the Year ($)	Year ($)	Adjustments ($)

2022	1,607,559	(826,764)	(447,578)	(142,958)	190,259

2021	1,657,833	3,555,746	(123,408)	(179,810)	4,910,361

2020	2,348,944	959,443	104,262	–	3,412,649

(5)	Represents the value of a fixed $100 invested on 12/31/2019 in the Company’s stock.

(6)	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P North American Technology Sector Index.

(7)	The dollar amounts reported represent the reported amount of Net earnings directly from the Company’s audited financial statements for the year presented.

(8)	Adjusted EBITDA is calculated as Net earnings attributable to Black Knight, with adjustments to reflect the addition or elimination of certain statement of earnings items including, but not limited to (i) Depreciation and amortization; (ii) Impairment charges; (iii) Interest expense, net; (iv) Income tax expense; (v) Other expense (income), net; (vi) Equity in (earnings) losses of unconsolidated affiliates, net of tax; (vii) Gain related to investment in unconsolidated affiliates, net of tax; (viii) Net losses attributable to redeemable noncontrolling interests; (ix) deferred revenue purchase accounting adjustment; (x) equity-based compensation, including certain related payroll taxes; (xi) acquisition related costs, including costs pursuant to purchase agreements; (xii) costs related to the ICE Transaction; and (xiii) costs associated with expense reduction initiatives.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(3)	The dollar amounts reported in column (f) represent the average of the amounts reported for our NEOs other than our PEO as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows:

Year	Non-PEO NEOs

2022	Messrs. Larsen and Gravelle and Ms. Meyers

2021	Messrs. Nackashi, Larsen and Gravelle and Mses. Meyers and Leonard

2020	Messrs. Nackashi, Larsen and Gravelle and Ms. Leonard

Peer Group Issuers, Footnote [Text Block]
(6)	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P North American Technology Sector Index.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” to Mr. Jabbour and Mr. Nackashi (for fiscal year 2022), respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Jabbour and Nackashi during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Messrs. Jabbour and Nackashi’s total compensation for each year to determine the compensation actually paid:

	Reported Summary
	Compensation Table	Reported		Compensation Actually
	Total for PEO (Anthony	Value of Equity	Equity Award	Paid to PEO (Anthony
Year	M. Jabbour) ($)	Awards(a) ($)	Adjustments(b) ($)	M. Jabbour) ($)
2022	50,175,251	(7,500,015)	(1,569,537)	41,105,699

2021	11,562,556	(7,500,060)	25,551,024	29,613,520

2020	16,061,435	(13,129,954)	12,617,033	15,548,514

Reported Summary
	Compensation Table	Reported		Compensation Actually
	Total for PEO (Joseph	Value of Equity	Equity Award	Paid to PEO (Joseph M.
Year	M. Nackashi) ($)	Awards(a) ($)	Adjustments(b) ($)	Nackashi) ($)
2022	8,345,320	(6,000,097)	1,593,797	3,939,020

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following, as applicable: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The equity award adjustments related to the Optimal Blue profits interests awards are based on a redemption value as determined using the fair value method of accounting under GAAP. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year End Fair Value
	of Outstanding	Year over Year	Fair Value as of	Year over Year
	and Unvested	Change in	Vesting Date of	Change in Fair Value	Total Equity
	Equity Awards	Fair Value of	Equity Awards	of Equity Awards	Award
	Granted in Year for	Outstanding and	Granted and	Granted in Prior	Adjustments for
	PEO (Anthony M.	Unvested Equity	Vested in the	Years that Vested in	PEO (Anthony
Year	Jabbour) ($)	Awards ($)	Year ($)	the Year ($)	M. Jabbour) ($)

2022	5,399,605	(5,232,137)	2,548,993	(4,285,998)	(1,569,537)

2021	8,180,000	18,532,587	–	(1,161,563)	25,551,024

2020	8,906,564	3,550,949	–	159,520	12,617,033

Year End Fair Value
	of Outstanding and	Year over Year	Year over Year Change
	Unvested Equity	Change in Fair Value	in Fair Value of Equity
	Awards Granted in Year	of Outstanding and	Awards Granted in	Total Equity Award
	for PEO (Joseph M.	Unvested Equity	Prior Years that Vested	Adjustments for PEO
Year	Nackashi) ($)	Awards ($)	in the Year ($)	(Joseph M. Nackashi) ($)

2022	5,988,021	(3,154,544)	(1,239,680)	1,593,797

Non-PEO NEO Average Total Compensation Amount			$ 2,139,628	$ 2,700,239	$ 4,168,623
Non-PEO NEO Average Compensation Actually Paid Amount			$ 788,187	5,940,561	4,473,999
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)	The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to all NEOs other than our PEO as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to all NEOs other than our PEO as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for all NEOs other than our PEO as a group for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

	Average Reported			Average
	Summary Compensation	Average Reported		Compensation
	Table Total for Non-PEO	Value of Equity	Average Equity Award	Actually Paid to
Year	NEOs ($)	Awards ($)	Adjustments ($)(a)	Non-PEO NEOs ($)

2022	2,139,628	(1,541,700)	190,259	788,187

2021	2,700,239	(1,670,039)	4,910,361	5,940,561

2020	4,168,623	(3,107,273)	3,412,649	4,473,999

(a)	The amounts deducted or added in calculating the total average equity award adjustments for all NEOs other than our PEO are as follows:

	Average Year End			Average Fair
	Fair Value of		Year over Year	Value at the End
	Outstanding and	Year over Year	Average Change	of the Prior Year
	Unvested	Average Change	in Fair Value of	of Equity Awards
	Equity Awards	in Fair Value of	Equity Awards	that Failed to
	Granted in Year	Outstanding and	Granted in Prior	Meet Vesting	Total Average
	for Non-PEO	Unvested Equity	Years that Vested	Conditions in the	Equity Award
Year	NEOs ($)	Awards ($)	in the Year ($)	Year ($)	Adjustments ($)

2022	1,607,559	(826,764)	(447,578)	(142,958)	190,259

2021	1,657,833	3,555,746	(123,408)	(179,810)	4,910,361

2020	2,348,944	959,443	104,262	–	3,412,649

Compensation Actually Paid vs. Total Shareholder Return [Text Block]			COMPENSATION ACTUALLY PAID AND CUMULATIVE TSR
Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Earnings

While the Company does not use Net Earnings as a performance measure in the overall executive compensation program, the measure of Net Earnings is correlated with Adjusted EBITDA, which the Company uses when setting goals in the Company’s annual incentive plan and the performance-based restricted stock awards that are granted to the NEOs.

COMPENSATION ACTUALLY PAID VERSUS NET EARNINGS

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid and Adjusted EBITDA

As described above, Adjusted EBITDA is Net earnings attributable to Black Knight, with adjustments to reflect the addition or elimination of certain statement of earnings items including, but not limited to (i) Depreciation and amortization; (ii) Impairment charges; (iii) Interest expense, net; (iv) Income tax expense; (v) Other expense (income), net; (vi) Equity in (earnings) losses of unconsolidated affiliates, net of tax; (vii) Gain related to investment in unconsolidated affiliates, net of tax; (viii) Net losses attributable to redeemable noncontrolling interests; (ix) deferred revenue purchase accounting adjustment; (x) equity-based compensation, including certain related payroll taxes; (xi) acquisition-related costs, including costs pursuant to purchase agreements; (xii) costs related to the ICE Transaction; and (xiii) costs associated with expense reduction initiatives.

COMPENSATION ACTUALLY PAID VERSUS ADJUSTED EBITDA

Total Shareholder Return Vs Peer Group [Text Block]

Cumulative TSR of the Company and Cumulative TSR of the Peer Group

As demonstrated by the following graph, the Company’s cumulative TSR over the three-year period presented in the table was $95.77, while the cumulative TSR of the peer group presented for this purpose, the S&P North American Technology Sector Index, was $118.60 over the three years presented in the table. While the Company’s cumulative TSR underperformed the S&P North American Technology Sector Index during the three years presented in the table, our financial results for 2022 demonstrated our high recurring revenue business model and resilience in a challenging market environment. While the operating environment has created some near-term headwinds to our financial performance, we remain positive about our long-term growth opportunities and are committed to creating value for all of our stakeholders. For more information regarding the Company’s performance and the companies that the Compensation Committee considers when determining compensation, refer to “Executive Compensation – Compensation Discussion and Analysis.”

CUMULATIVE TSR VERSUS PEER GROUP

Tabular List [Table Text Block]

Tabular List of Financial Performance Measures

As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	Adjusted revenues

•	Adjusted EBITDA

•	Adjusted EPS

Total Shareholder Return Amount			$ 95.77	128.55	137.02
Peer Group Total Shareholder Return Amount			118.6	183.47	145.15
Net Income (Loss)			$ 450,000,000	$ 179,900,000	$ 245,800,000
Company Selected Measure Amount			735,300,000	724,200,000	609,900,000
PEO Name	Mr. Jabbour	Mr. Nackashi
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted revenues
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(8)	Adjusted EBITDA is calculated as Net earnings attributable to Black Knight, with adjustments to reflect the addition or elimination of certain statement of earnings items including, but not limited to (i) Depreciation and amortization; (ii) Impairment charges; (iii) Interest expense, net; (iv) Income tax expense; (v) Other expense (income), net; (vi) Equity in (earnings) losses of unconsolidated affiliates, net of tax; (vii) Gain related to investment in unconsolidated affiliates, net of tax; (viii) Net losses attributable to redeemable noncontrolling interests; (ix) deferred revenue purchase accounting adjustment; (x) equity-based compensation, including certain related payroll taxes; (xi) acquisition related costs, including costs pursuant to purchase agreements; (xii) costs related to the ICE Transaction; and (xiii) costs associated with expense reduction initiatives.

Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EPS
Anthony M. Jabbour [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 50,175,251	$ 11,562,556	$ 16,061,435
PEO Actually Paid Compensation Amount			41,105,699	29,613,520	15,548,514
Discretionary Bonus			40,000,000
Equity Awards			(7,500,015)	(7,500,060)	(13,129,954)
Anthony M. Jabbour [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,569,537)	25,551,024	12,617,033
Anthony M. Jabbour [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5,399,605	8,180,000	8,906,564
Anthony M. Jabbour [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(5,232,137)	18,532,587	3,550,949
Anthony M. Jabbour [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,548,993
Anthony M. Jabbour [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(4,285,998)	(1,161,563)	159,520
Joseph M. Nackashi [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			8,345,320
PEO Actually Paid Compensation Amount			3,939,020
Equity Awards			(6,000,097)
Joseph M. Nackashi [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,593,797
Joseph M. Nackashi [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5,988,021
Joseph M. Nackashi [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,154,544)
Joseph M. Nackashi [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,239,680)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Equity Awards			(1,541,700)	(1,670,039)	(3,107,273)
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			190,259	4,910,361	3,412,649
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,607,559	1,657,833	2,348,944
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(826,764)	3,555,746	959,443
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(447,578)	(123,408)	$ 104,262
Non-PEO NEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (142,958)	$ (179,810)